Investment Securities (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Fair value, Less than 12 months	$ 27,583	$ 199,903,000
Unrealized Losses, Less than 12 Months	589	16,697
Fair value, 12 months or more	352,081,000	212,326,000
Unrealized Losses, 12 Months or More	50,717	45,631
Fair value, total	379,664	412,229
Unrealized Losses, total	51,306	62,328
GSE - Mortgage-backed securities
Fair value, Less than 12 months	24,167	94,903,000
Unrealized Losses, Less than 12 Months	546	6,568
Fair value, 12 months or more	203,234,000	120,464,000
Unrealized Losses, 12 Months or More	22,442	17,089
Fair value, total	227,401	215,367
Unrealized Losses, total	22,988	23,657
U.S. Government sponsored enterprises
Fair value, Less than 12 months	0	2,904,000
Unrealized Losses, Less than 12 Months	0	87
Fair value, 12 months or more	10,515,000	8,635,000
Unrealized Losses, 12 Months or More	596	619
Fair value, total	10,515	11,539
Unrealized Losses, total	596	706
State and political subdivisions
Fair value, Less than 12 months	0	65,880,000
Unrealized Losses, Less than 12 Months	0	7,766
Fair value, 12 months or more	105,093,000	76,291,000
Unrealized Losses, 12 Months or More	105,093	142,171
Fair value, total	24,829	26,890
Unrealized Losses, total	24,829	34,656
U.S Treasuries [Member]
Fair value, Less than 12 months	0	2,878,000
Unrealized Losses, Less than 12 Months	0	104
Fair value, 12 months or more	10,144,000	6,936,000
Unrealized Losses, 12 Months or More	830	1,033
Fair value, total	10,144	9,814
Unrealized Losses, total	830	1,137
Private label mortgage backed securities
Fair value, Less than 12 months	3,416	33,338,000
Unrealized Losses, Less than 12 Months	43	2,172
Fair value, 12 months or more	23,095,000	0
Unrealized Losses, 12 Months or More	2,020	0
Fair value, total	26,511	33,338
Unrealized Losses, total	$ 2,063	$ 2,172